Cover Page Cover Page	Oct. 31, 2019
Cover page.
Entity Registrant Name	QUALCOMM INC/DE
Entity Central Index Key	0000804328
Amendment Flag	false
Document Type	8-K
Document Period End Date	Oct. 31, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	000-19528
Entity Tax Identification Number	95-3685934
Entity Address, Address Line One	5775 Morehouse Drive,
Entity Address, City or Town	San Diego,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	587-1121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	QCOM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false